Trade payables	12 Months Ended
Dec. 31, 2025
Trade Payables
Trade payables

Note	26 | Trade payables

	Note	12.31.25	12.31.24
Non-current
Customer guarantees		4,730	3,393
Customer contributions		251	315
Total non-current		4,981	3,708

Current
Payables for purchase of electricity - CAMMESA (1)		164,937	610,974
Provision for unbilled electricity purchases - CAMMESA		188,694	174,816
Suppliers		149,471	195,485
Related parties	35.c	18,757	12,630
Advance to customer		5,113	4,145
Customer contributions		38	52
Discounts to customers		38	51
Total current		527,048	998,153

(1)	As of December 31, 2025 and 2024, includes $ 40,799 and $ 70,031, respectively, relating to post-dated checks issued by the Company in favor of CAMMESA,.

The value of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.